Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Exercise Price
Beginning Balance	$ 14.78	$ 20.63	$ 20.51
Options granted		2.90
Options Forfeited / canceled / expired	26.08	26.24	3.85
Ending Balance	10.88	14.78	20.63
Exercisable at December 31	10.97	15.16	20.57
Ending Balance	$ 10.88	$ 14.78	$ 20.63
No. of Shares
Beginning Balance	308,000	613,000	617,000
Options granted		4,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(79,000)	(309,000)	(4,000)
Ending Balance	229,000	308,000	613,000
Exercisable at December 31	227,000	298,000	606,000
Vested and expected to vest at December 31	229,000	308,000	613,000
Weighted- Average Remaining Contractual Term
Balance at December 31	2 years 1 month 20 days
Exercisable at December 31	2 years 25 days
Vested and expected to vest at December 31	2 years 1 month 20 days
Aggregate Intrinsic Value
Balance at December 31	$ 0
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 0